Offerings	Apr. 14, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, and one half of one redeemable warrant(2)
Amount Registered | shares	8,625,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 86,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,911.13
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,625,000 units, consisting of 8,625,000 ordinary shares and 4,312,500 warrants. Each whole warrant is exercisable to purchase one ordinary share at a price of $11.50 per share, commencing 30 days after the completion of our initial business combination and expiring five years thereafter.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares, $0.0001 par value, included as part of the units(3)
Amount Registered | shares	8,625,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,625,000 units, consisting of 8,625,000 ordinary shares and 4,312,500 warrants. Each whole warrant is exercisable to purchase one ordinary share at a price of $11.50 per share, commencing 30 days after the completion of our initial business combination and expiring five years thereafter.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants included as part of the units(3)
Amount Registered | shares	4,312,500
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,625,000 units, consisting of 8,625,000 ordinary shares and 4,312,500 warrants. Each whole warrant is exercisable to purchase one ordinary share at a price of $11.50 per share, commencing 30 days after the completion of our initial business combination and expiring five years thereafter.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares underlying the warrants included in the units(3)
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 49,593,750.00
Amount of Registration Fee	$ 6,848.90
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 8,625,000 units, consisting of 8,625,000 ordinary shares and 4,312,500 warrants. Each whole warrant is exercisable to purchase one ordinary share at a price of $11.50 per share, commencing 30 days after the completion of our initial business combination and expiring five years thereafter.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.